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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               August 10, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   51

Form I3F Information Table Value Total:   $205,823 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AIRGAS INC                     COM                009363102     622      10000  SH          SOLE         NONE        10000
AMERICAN ELEC PWER INC         COM                025537101    2584      80000  SH          SOLE         NONE        80000
APPLE INC                      COM                037833100    6791      27000  SH          SOLE         NONE        27000
AUTOMATIC DATA
PROCESSING IN                  COM                053015103    6643     165000  SH          SOLE         NONE       165000
BANK OF AMERICA
CORPORATION                    *W EXP10/28/2018   060505153     431     150000  SH          SOLE         NONE       150000
BERKSHIRE HATHAWAY INC
DEL                            CL B NEW           084670702    3937      49400  SH          SOLE         NONE        49400
CASEYS GEN STORES INC          COM                147528103    4014     115000  SH          SOLE         NONE       115000
CISCO SYS INC                  COM                17275R102    2131     100000  SH          SOLE         NONE       100000
CITIGROUP INC                  COM                172967101   11468    3050000  SH          SOLE         NONE      3050000
COCA COLA ENTERPRISES
INC                            COM                191219104    1810      70000  SH          SOLE         NONE        70000
COLONY FINL INC                COM                19624R106    4538     268500  SH          SOLE         NONE       268500
COMCAST CORP NEW               CL A               20030N101    3856     222000  SH          SOLE         NONE       222000
CONOCOPHILLIPS                 COM                20825C104    9690     197400  SH          SOLE         NONE       197400
DIAGEO P L C                   SPON ADR NEW       25243Q205    3401      54200  SH          SOLE         NONE        54200
DOW CHEM CO                    COM                260543103    5159     217500  SH          SOLE         NONE       217500
EBAY INC                       COM                278642103    1961     100000  SH          SOLE         NONE       100000
EXXON MOBIL CORP               COM                30231G102    8578     150299  SH          SOLE         NONE       150299
GENERAL GROWTH PPTYS
INC                            COM                370021107    4508     340000  SH          SOLE         NONE       340000
GOLDMAN SACHS GROUP
INC                            COM                38141G104    6235      47500  SH          SOLE         NONE        47500
HEWLETT PACKARD CO             COM                428236103    6492     150000  SH          SOLE         NONE       150000
HOLLY ENERGY PARTNERS
L P                            COM UT LTD PTN     435763107     961      21922  SH          SOLE         NONE        21922
INTERNATIONAL BUSINESS
MACHS                          COM                459200101   12262      99300  SH          SOLE         NONE        99300
JOHNSON & JOHNSON              COM                478160104    2953      50000  SH          SOLE         NONE        50000
JPMORGAN CHASE & CO            *W EXP10/28/2018   46634E114    1264     100000  SH          SOLE         NONE       100000
JPMORGAN CHASE & CO            COM                46625H100    4664     127400  SH          SOLE         NONE       127400
KAPSTONE PAPER &
PACKAGING CORP                 COM                48562P103    1114     100000  SH          SOLE         NONE       100000
KRAFT FOODS INC                CL A               50075N104    6580     235000  SH          SOLE         NONE       235000
LABORATORY CORP AMER
HLDGS                          COM NEW            50540R409    5576      74000  SH          SOLE         NONE        74000
MCDONALDS CORP                 COM                580135101    4940      75000  SH          SOLE         NONE        75000
MERCK & CO INC NEW             COM                58933Y105    3847     110000  SH          SOLE         NONE       110000
METLIFE INC                    COM                59156R108     944      25000  SH          SOLE         NONE        25000
MICROSOFT CORP                 COM                594918104    2876     125000  SH          SOLE         NONE       125000
MOTOROLA INC                   COM                620076109    4825     740000  SH          SOLE         NONE       740000
NOVELL INC                     COM                670006105     710     125000  SH          SOLE         NONE       125000
ORACLE CORP                    COM                68389X105    5730     267000  SH          SOLE         NONE       267000
ORITANI FINL CORP              COM                686323106    1913     191347  SH          SOLE         NONE       191347
PEPSICO INC                    COM                713448108    7619     125000  SH          SOLE         NONE       125000
PFIZER INC                     COM                717081103    3993     280000  SH          SOLE         NONE       280000
PPL CORP                       COM                69351T106    2495     100000  SH          SOLE         NONE       100000
QUESTAR CORP                   COM                748356102    3753      82500  SH          SOLE         NONE        82500
SLM CORP                       COM                78442P106    1559     150000  SH          SOLE         NONE       150000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    2180     500000  SH          SOLE         NONE       500000
TIME WARNER INC                COM NEW            887317303    4562     157800  SH          SOLE         NONE       157800
TRAVELERS COMPANIES
INC                            COM                89417E109    5910     120000  SH          SOLE         NONE       120000
VIEWPOINT FINL GROUP           COM                926727108    1524     110000  SH          SOLE         NONE       110000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209    5168     250000  SH          SOLE         NONE       250000
VONAGE HLDGS CORP              COM                92886T201     460     200000  SH          SOLE         NONE       200000
WELLS FARGO & CO NEW           PERP PFD CNV A     949746804     900        967  SH          SOLE         NONE          967
WELLS FARGO & CO NEW           *W EXP10/28/2018   949746119     386      50000  SH          SOLE         NONE        50000
WEST COAST BANCORP ORE
NEW                            COM                952145100    3825    1500000  SH          SOLE         NONE      1500000
WILLIAMS CO INC DEL            COM                969457100    5484     300000  SH          SOLE         NONE       300000

1. Neither this Form 13F Information Table nor the Form 13F Summary Page includes the managers' holdings of 102,600 common shares of "ALIMENTATION COUCHE S/VTG," CUSIP 01626P403, as of June 30, 2010, the total value of which were $1,728,000; 122,300 preferred shares of "BANK OF AMERICA CORP.," CUSIP 060505831, as of June 30, 2010, the total value of which were $2,337,000; 15,000 common shares of "FOSTERS GROUP LIMITED," CUSIP 993678168, as of June 30, 2010, the total value of which were $85,000; 658,984 common shares of "KKR PRIVATE EQUITY INVESTORS," CUSIP 9999271D0, as of June 30, 2010, the total value of which were $6,234,000; or 50,000 common shares of "NESTLE S.A. ADR," CUSIP 641069406, as of June 30, 2010, the total value of which were $2,412,000. The reason these shares are not listed is that these securities do not appear on the List of Section 13F Securities for the second quarter of fiscal year 2010.